Securitizations and Variable Interest Entities- Non-consolidated Variable Interest Entities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	$ 148	$ 134
Liabilities	0	0
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 148	$ 134